Portfolio of investments—May 31, 2023 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 64.91%
FHLB	5.63%	3-14-2036	$6,020,000	$6,789,896
FHLMC¤	0.00	9-15-2036	2,500,000	1,409,530
FHLMC Series 1¤	0.00	11-15-2038	1,575,000	789,502
FHLMC	2.50	11-1-2051	9,599,725	8,274,464
FHLMC Series 3906 Class EA	3.00	5-15-2026	15,258	15,185
FHLMC Series 4604 Class PA	3.00	1-15-2044	90,396	88,776
FHLMC	3.00	6-1-2050	505,174	454,846
FHLMC	3.00	7-1-2050	1,333,764	1,200,895
FHLMC	3.00	8-1-2050	3,379,728	3,024,063
FHLMC Series 4409 Class MA	3.00	1-15-2054	19,057	18,389
FHLMC (1 Year Treasury Constant Maturity +2.25%)±	3.38	6-1-2032	3,299	3,254
FHLMC (3 Year Treasury Constant Maturity +2.27%)±	3.43	5-1-2026	2,439	2,407
FHLMC	3.50	8-1-2045	1,245,447	1,164,188
FHLMC	3.50	11-1-2045	2,192,351	2,051,152
FHLMC	3.50	12-1-2045	1,965,422	1,836,815
FHLMC (12 Month LIBOR +1.68%)±	3.95	7-1-2038	459,068	463,777
FHLMC Series 3614 Class QB	4.00	12-15-2024	181,104	178,425
FHLMC	4.00	6-1-2037	4,632,068	4,501,390
FHLMC	4.00	11-1-2042	5,058,260	4,825,899
FHLMC	4.00	6-1-2044	1,169,440	1,116,577
FHLMC	4.00	5-1-2049	684,086	653,954
FHLMC	4.00	9-1-2049	259,207	247,388
FHLMC Series 4620 Class AF (1 Month LIBOR +0.44%)±	4.05	11-15-2042	1,531,349	1,499,358
FHLMC (12 Month LIBOR +1.91%)±	4.16	9-1-2031	30,873	30,322
FHLMC (11th District COFI +1.25%)±	4.27	7-1-2032	137,242	132,530
FHLMC	4.50	3-1-2042	90,429	90,037
FHLMC	4.50	9-1-2044	1,411,380	1,396,529
FHLMC	4.50	9-1-2049	2,776,234	2,725,842
FHLMC (1 Year Treasury Constant Maturity +2.15%)±	4.58	10-1-2026	30,276	29,689
FHLMC	5.00	6-1-2026	55,520	55,432
FHLMC	5.00	8-1-2040	409,879	414,095
FHLMC	5.00	7-1-2052	2,502,689	2,467,456
FHLMC (30 Day Average U.S. SOFR +0.26%)±	5.08	7-1-2031	3,013,000	2,979,343
FHLMC Series 4218 Class DF (1 Month LIBOR +0.25%)±	5.36	7-15-2042	200,967	196,372
FHLMC Series 4068 Class FK (1 Month LIBOR +0.30%)±	5.41	6-15-2040	46,529	46,385
FHLMC Series 3070 Class FT (1 Month LIBOR +0.35%)±	5.46	11-15-2035	355,746	352,641
FHLMC Series 4093 Class FB (1 Month LIBOR +0.35%)±	5.46	7-15-2039	123,336	123,026
FHLMC Series 4057 Class FN (1 Month LIBOR +0.35%)±	5.46	12-15-2041	121,571	119,943
FHLMC Series 3830 Class FD (1 Month LIBOR +0.36%)±	5.47	3-15-2041	153,600	151,871
FHLMC	5.50	7-1-2035	1,271,423	1,307,508
FHLMC	5.50	12-1-2038	694,514	715,643
FHLMC Series 2733 Class FB (1 Month LIBOR +0.60%)±	5.71	10-15-2033	188,891	189,419
FHLMC	6.00	10-1-2032	11,070	11,455
FHLMC	6.00	1-1-2053	2,831,215	2,866,708
FHLMC Series 4159 Class AF (1 Month LIBOR +1.18%)±	6.29	12-15-2036	158,827	163,142
FHLMC	6.50	9-1-2028	5,320	5,451
FHLMC	6.50	7-1-2031	1	1
FHLMC (1 Year Treasury Constant Maturity +2.13%)±	6.88	1-1-2026	6,550	6,427
See accompanying notes to portfolio of investments
Allspring Government Securities Fund | 1

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FHLMC	7.00%	12-1-2023	$91	$90
FHLMC	7.00	12-1-2026	133	133
FHLMC	7.00	4-1-2029	573	590
FHLMC	7.00	5-1-2029	2,661	2,739
FHLMC	7.00	4-1-2032	36,812	38,581
FHLMC	7.50	11-1-2031	53,257	53,427
FHLMC	7.50	4-1-2032	81,307	83,759
FHLMC	8.00	6-1-2024	856	855
FHLMC	8.00	8-1-2026	3,251	3,315
FHLMC	8.00	11-1-2026	3,548	3,615
FHLMC	8.00	11-1-2028	1,147	1,154
FHLMC	8.50	12-1-2025	1,531	1,543
FHLMC	8.50	5-1-2026	267	267
FHLMC	8.50	8-1-2026	1,985	1,981
FHLMC Multifamily Structured Pass-Through Certificates Series KW03 Class A1	2.62	12-25-2026	2,556,059	2,478,013
FHLMC Multifamily Structured Pass-Through Certificates Series KIR2 Class A1	2.75	3-25-2027	3,092,051	2,972,999
FHLMC Multifamily Structured Pass-Through Certificates Series K153 Class A3±±	3.12	10-25-2031	160,000	145,240
FHLMC Multifamily Structured Pass-Through Certificates Series K039 Class A2	3.30	7-25-2024	325,000	317,563
FHLMC Multifamily Structured Pass-Through Certificates Series K075 Class A2±±	3.65	2-25-2028	4,370,000	4,249,615
FHLMC Multifamily Structured Pass-Through Certificates Series KF80 Class AS (30 Day Average U.S. SOFR +0.51%)±	5.33	6-25-2030	911,998	905,753
FHLMC Structured Pass-Through Certificates Series T-55 Class 2A1±±	3.28	3-25-2043	216,388	201,913
FHLMC Structured Pass-Through Certificates Series T-57 Class 2A1±±	3.70	7-25-2043	1,232,749	1,129,145
FHLMC Structured Pass-Through Certificates Series T-67 Class 1A1C±±	3.89	3-25-2036	451,132	426,197
FHLMC Structured Pass-Through Certificates Series T-67 Class 2A1C±±	3.98	3-25-2036	751,465	715,301
FHLMC Structured Pass-Through Certificates Series T-62 Class 1A1 (12 Month Treasury Average +1.20%)±	4.94	10-25-2044	469,981	433,297
FHLMC Structured Pass-Through Certificates Series T-35 Class A (1 Month LIBOR +0.28%)±	5.42	9-25-2031	310,038	308,445
FHLMC Structured Pass-Through Certificates Series T-15 Class A6 (1 Month LIBOR +0.40%)±	5.54	11-25-2028	30,363	30,218
FHLMC Structured Pass-Through Certificates Series T-56 Class A4	6.00	5-25-2043	2,813,841	2,866,201
FHLMC Structured Pass-Through Certificates Series T-57 Class 1A1	6.50	7-25-2043	653,212	678,340
FHLMC Structured Pass-Through Certificates Series T-42 Class A6	9.50	2-25-2042	491,957	544,242
FHLMC Whole Loan Securities Trust Series 2015-SC01 Class 1A	3.50	5-25-2045	310,490	277,446
FNMA	1.38	7-1-2030	3,957,320	3,299,785
FNMA	1.65	6-1-2030	1,374,919	1,165,652
FNMA	1.65	7-1-2030	2,368,755	1,987,907
FNMA	1.66	7-1-2032	4,014,974	3,260,696
See accompanying notes to portfolio of investments
2 | Allspring Government Securities Fund

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA	1.97%	5-1-2030	$4,328,601	$3,751,106
FNMA	2.00	2-1-2052	47,929,273	39,483,402
FNMA	2.32	1-1-2026	3,937,414	3,716,646
FNMA	2.35	2-1-2032	2,248,591	1,936,232
FNMA (12 Month LIBOR +1.62%)±	2.39	8-1-2050	1,410,906	1,273,826
FNMA	2.50	9-1-2050	369,737	318,830
FNMA	2.50	12-1-2050	1,299,357	1,112,827
FNMA	2.50	1-1-2052	3,031,174	2,595,153
FNMA%%	2.50	6-13-2053	17,975,000	15,366,167
FNMA	2.51	9-1-2031	5,059,766	4,458,508
FNMA	2.60	12-1-2023	1,825,529	1,789,668
FNMA	2.65	2-1-2032	5,056,331	4,450,038
FNMA	2.75	9-1-2031	887,063	786,722
FNMA Series 2017-M2 Class A2±±	2.81	2-25-2027	6,483,930	6,133,720
FNMA	2.86	7-1-2029	968,776	891,704
FNMA Series 2018-M1 Class A2±±	2.99	12-25-2027	622,711	588,141
FNMA	3.00	5-1-2027	243,641	235,435
FNMA	3.00	6-1-2034	2,197,359	2,079,472
FNMA	3.00	4-1-2045	30,460	27,723
FNMA	3.00	11-1-2045	2,660,949	2,419,622
FNMA	3.00	12-1-2045	6,370,425	5,795,330
FNMA	3.00	12-1-2046	237,109	215,715
FNMA	3.00	9-1-2050	3,326,199	2,978,533
FNMA	3.00	4-1-2052	2,486,274	2,219,256
FNMA Series 2019-M5 Class A2	3.27	2-25-2029	5,115,300	4,831,499
FNMA (1 Year Treasury Constant Maturity +2.22%)±	3.34	6-1-2032	62,540	61,926
FNMA	3.48	3-1-2029	869,488	831,040
FNMA	3.50	4-1-2034	2,748,625	2,674,032
FNMA	3.50	2-1-2043	16,757	15,812
FNMA	3.50	2-1-2045	376,139	354,718
FNMA	3.50	4-1-2045	1,583,129	1,480,620
FNMA	3.50	8-1-2045	138,549	129,363
FNMA	3.50	12-1-2045	585,809	547,694
FNMA	3.50	2-1-2046	549,259	512,840
FNMA	3.50	5-1-2052	5,769,399	5,301,087
FNMA (11th District COFI +1.29%)±	3.65	5-1-2036	329,367	317,901
FNMA (11th District COFI +1.25%)±	3.74	9-1-2027	61,150	59,884
FNMA Series 2018-M13 Class A2±±	3.74	9-25-2030	363,954	350,084
FNMA	3.86	3-1-2029	791,924	771,453
FNMA Series 2003-W6 Class 6A±±	3.87	8-25-2042	534,229	508,597
FNMA (11th District COFI +1.26%)±	3.98	5-1-2036	144,649	141,611
FNMA (12 Month LIBOR +1.73%)±	3.98	9-1-2036	157,740	156,355
FNMA	4.00	8-1-2037	2,072,359	2,013,894
FNMA Series 2013-114 Class LM	4.00	3-25-2042	664,903	629,735
FNMA	4.00	4-1-2046	4,317,198	4,148,449
FNMA	4.00	3-1-2047	1,007,065	968,217
FNMA	4.00	9-1-2048	77,430	74,012
FNMA	4.00	10-1-2052	3,010,323	2,843,927
See accompanying notes to portfolio of investments
Allspring Government Securities Fund | 3

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA Series 2003-W3 Class 1A4±±	4.01%	8-25-2042	$1,211,624	$1,118,539
FNMA (1 Year Treasury Constant Maturity +2.20%)±	4.02	12-1-2034	141,006	137,401
FNMA (12 Month LIBOR +1.78%)±	4.03	8-1-2036	440,615	448,474
FNMA (1 Year Treasury Constant Maturity +2.24%)±	4.07	9-1-2031	15,401	15,216
FNMA (12 Month LIBOR +1.77%)±	4.12	7-1-2044	71,571	72,710
FNMA (1 Year Treasury Constant Maturity +2.21%)±	4.23	9-1-2035	118,502	118,557
FNMA (1 Year Treasury Constant Maturity +2.20%)±	4.26	12-1-2040	50,753	51,517
FNMA (1 Year Treasury Constant Maturity +2.19%)±	4.32	11-1-2031	64,553	63,284
FNMA	4.38	7-1-2032	1,031,000	1,022,960
FNMA Series 2005-71 Class DB	4.50	8-25-2025	19,896	19,586
FNMA	4.50	1-1-2026	6,271	6,212
FNMA Series 2014-20 Class TM±±	4.50	4-25-2044	306,814	52,527
FNMA	4.50	10-1-2046	92,240	90,993
FNMA	4.50	9-1-2049	781,590	768,121
FNMA	4.50	9-1-2052	11,306,950	10,959,973
FNMA%%	4.50	6-13-2053	2,635,000	2,552,193
FNMA (1 Year Treasury Constant Maturity +2.42%)±	4.54	10-1-2027	25,579	25,221
FNMA (1 Year Treasury Constant Maturity +2.24%)±	4.58	12-1-2040	15,602	15,316
FNMA (1 Year Treasury Constant Maturity +2.47%)±	4.59	7-1-2026	2,808	2,788
FNMA Series 2002-T12 Class A5±±	4.71	10-25-2041	475,166	445,663
FNMA Series 2008-17 Class DP	4.75	2-25-2038	568,669	553,611
FNMA Series 2003-W1 Class 1A1±±	4.82	12-25-2042	401,896	384,893
FNMA Series 2007-101 Class A2 (1 Month LIBOR +0.25%)±	4.84	6-27-2036	46,756	46,165
FNMA	5.00	3-1-2034	175,319	176,907
FNMA	5.00	8-1-2040	2,220,461	2,226,618
FNMA	5.00	10-1-2040	207,785	209,681
FNMA	5.00	1-1-2042	177,871	182,710
FNMA	5.00	12-1-2048	233,691	233,022
FNMA%%	5.00	6-13-2053	2,580,000	2,541,451
FNMA Series 2003-W9 Class A (1 Month LIBOR +0.12%)±	5.23	6-25-2033	48,469	46,218
FNMA Series 2003-W5 Class A (1 Month LIBOR +0.11%)±	5.24	4-25-2033	197,373	193,629
FNMA Series 2003-T2 Class A1 (1 Month LIBOR +0.28%)±	5.42	3-25-2033	791,742	781,654
FNMA Series 2003-W11 Class A1±±	5.45	6-25-2033	26,615	26,904
FNMA Series 2002-5 Class F (1 Month LIBOR +0.35%)±	5.49	2-25-2032	71,276	71,217
FNMA Series 2011-128 Class FK (1 Month LIBOR +0.35%)±	5.49	7-25-2041	92,123	91,347
FNMA	5.50	11-1-2023	1,028	1,024
FNMA	5.50	1-1-2025	1,677	1,668
FNMA Series 2011-15 Class HIƒ	5.50	3-25-2026	2	0
FNMA	5.50	9-1-2033	1,112,276	1,142,533
FNMA	5.50	8-1-2035	286,921	295,593
FNMA	5.50	1-1-2037	222,646	229,376
FNMA	5.50	4-1-2040	579,142	596,169
FNMA%%	5.50	6-13-2053	6,920,000	6,915,675
FNMA Series 2006-50 Class BF (1 Month LIBOR +0.40%)±	5.54	6-25-2036	445,455	439,898
FNMA Series 2011-110 Class FE (1 Month LIBOR +0.40%)±	5.54	4-25-2041	44,463	44,207
FNMA	5.63	7-15-2037	1,225,000	1,426,038
FNMA Series 2010-136 Class FA (1 Month LIBOR +0.50%)±	5.64	12-25-2040	529,465	516,265
FNMA Series 2014-17 Class FE (1 Month LIBOR +0.55%)±	5.69	4-25-2044	1,029,360	1,002,185
See accompanying notes to portfolio of investments
4 | Allspring Government Securities Fund

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA (6 Month LIBOR +3.13%)±	5.99%	7-1-2033	$110,704	$109,173
FNMA	6.00	3-1-2024	3,619	3,661
FNMA	6.00	1-1-2028	258,045	261,030
FNMA	6.00	2-1-2035	456,730	464,073
FNMA	6.00	11-1-2037	174,467	181,098
FNMA	6.00	7-1-2038	62,794	65,444
FNMA Series 2002-W4 Class A4	6.25	5-25-2042	300,834	305,972
FNMA Series 2007-W10 Class 2A±±	6.30	8-25-2047	137,193	136,882
FNMA Series G93-39 Class ZQ	6.50	12-25-2023	34,790	34,611
FNMA	6.50	3-1-2028	5,824	5,797
FNMA	6.50	12-1-2029	65,495	67,079
FNMA	6.50	11-1-2031	13,989	14,326
FNMA	6.50	7-1-2036	191,671	200,003
FNMA Series 2002-T16 Class A1	6.50	7-25-2042	859,702	883,934
FNMA Series 2002-T19 Class A1	6.50	7-25-2042	2,150,834	2,199,441
FNMA Series 2004-T1 Class 1A2	6.50	1-25-2044	180,944	185,644
FNMA	7.00	11-1-2026	1,127	1,125
FNMA	7.00	1-1-2032	1,126	1,124
FNMA	7.00	2-1-2032	27,318	28,475
FNMA	7.00	10-1-2032	93,990	98,180
FNMA Series 2004-W1 Class 2A2	7.00	12-25-2033	568,101	595,276
FNMA	7.00	2-1-2034	1,335	1,368
FNMA	7.00	4-1-2034	44,308	45,481
FNMA Series 2004-W15 Class 1A3	7.00	8-25-2044	297,553	312,121
FNMA (12 Month LIBOR +1.61%)±	7.11	5-1-2046	643,084	653,146
FNMA	7.50	9-1-2031	30,482	31,416
FNMA Series 2002-T1 Class A3	7.50	11-25-2031	156,641	163,556
FNMA	7.50	2-1-2032	15,049	15,569
FNMA	7.50	10-1-2037	320,785	340,769
FNMA Series 2003-W8 Class PT1±±	7.99	12-25-2042	266,640	273,919
FNMA	8.00	5-1-2027	13,882	13,847
FNMA	8.00	6-1-2028	180	179
FNMA	8.00	2-1-2030	15,359	15,323
FNMA	8.00	7-1-2031	237,504	241,631
FNMA Series 2003-W6 Class PT4±±	8.36	10-25-2042	695,987	747,215
FNMA	8.50	8-1-2024	66	66
FNMA	8.50	5-1-2026	9,438	9,425
FNMA	8.50	7-1-2026	4,448	4,434
FNMA	8.50	11-1-2026	14,016	13,970
FNMA	8.50	12-1-2026	42,149	42,778
FNMA	8.50	3-1-2027	318	319
FNMA	8.50	6-1-2027	14,955	14,921
FNMA	9.00	1-1-2025	1,475	1,473
FNMA	9.00	3-1-2025	649	647
FNMA	9.00	7-1-2028	752	750
FNMA	9.50	7-1-2028	1,351	1,346
FNMA Series 2000-T6 Class A2	9.50	11-25-2040	349,920	355,363
FNMA Series 2001-T12 Class A3	9.50	8-25-2041	102,551	109,147
See accompanying notes to portfolio of investments
Allspring Government Securities Fund | 5

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA Series 2001-T10 Class A3	9.50%	12-25-2041	$384,791	$403,438
FNMA Interest STRIPS Series 265 Class 2	9.00	3-25-2024	1,365	1,371
FNMA Principal STRIPS Series PRIN¤	0.00	7-15-2037	7,810,000	4,307,667
FNMA Principal STRIPS¤	0.00	8-6-2038	6,510,000	3,462,823
GNMA Series 2005-23 Class IOƒ±±	0.00	6-17-2045	546,287	1
GNMA Series 2006-32 Class XMƒ±±	0.13	11-16-2045	2,174,528	22
GNMA Series 2008-22 Class XMƒ±±	1.28	2-16-2050	6,167,336	121,909
GNMA Series 2019-H06 Class HIƒ±±	1.82	4-20-2069	2,827,047	85,018
GNMA%%	2.00	6-20-2053	9,550,000	8,095,117
GNMA Series 2012-H12 Class HD	2.00	5-20-2062	17,906	16,467
GNMA	2.50	3-20-2052	4,809,746	4,207,208
GNMA	2.50	4-20-2052	11,214,503	9,811,610
GNMA	3.00	11-20-2045	2,890,414	2,656,552
GNMA	3.00	4-20-2051	4,386,197	3,969,550
GNMA%%	3.00	6-20-2053	2,665,000	2,398,448
GNMA	3.50	12-20-2047	2,609,070	2,455,438
GNMA	3.50	7-20-2051	2,170,475	2,023,755
GNMA	4.00	11-15-2024	144,329	142,267
GNMA Series 2010-158 Class EIƒ	4.00	12-16-2025	1,061,060	22,145
GNMA	4.00	12-20-2047	1,771,777	1,707,597
GNMA	4.25	6-20-2036	185,287	179,372
GNMA	4.50	8-20-2049	399,933	390,698
GNMA	4.50	7-20-2052	2,609,946	2,537,358
GNMA	4.50	9-20-2052	1,124,126	1,092,398
GNMA%%	4.50	6-20-2053	2,950,000	2,866,513
GNMA	5.00	7-20-2040	397,176	405,440
GNMA	5.00	9-20-2052	2,084,543	2,058,901
GNMA%%	5.00	6-20-2053	2,900,000	2,863,920
GNMA%%	5.50	6-20-2053	2,870,000	2,868,206
GNMA	6.00	8-20-2034	38,828	38,793
GNMA	6.50	12-15-2025	2,764	2,829
GNMA	6.50	5-15-2029	242	248
GNMA	6.50	5-15-2031	531	543
GNMA	6.50	9-20-2033	22,542	23,070
GNMA	7.00	5-15-2026	461	461
GNMA	7.00	3-15-2028	3,865	3,850
GNMA	7.00	4-15-2031	478	477
GNMA	7.00	8-15-2031	14,342	14,411
GNMA	7.00	3-15-2032	10,909	10,945
GNMA	8.00	12-15-2023	1,250	1,248
GNMA	8.00	2-15-2024	46	46
Resolution Funding Corp. Principal STRIPS¤	0.00	1-15-2030	16,245,000	12,485,797
Resolution Funding Corp. Principal STRIPS¤	0.00	4-15-2030	9,185,000	6,964,092
TVA	4.25	9-15-2052	3,110,000	2,866,708
TVA	4.63	9-15-2060	7,550,000	7,383,027
TVA	4.88	1-15-2048	5,210,000	5,259,471
TVA Principal STRIPS¤	0.00	11-1-2025	5,650,000	5,072,984
TVA Principal STRIPS¤	0.00	6-15-2035	2,448,000	1,425,180
See accompanying notes to portfolio of investments
6 | Allspring Government Securities Fund

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
TVA Principal STRIPS¤	0.00%	1-15-2048	$1,000,000	$314,906
U.S. International Development Finance Corp. Series AA-1¤	0.00	1-17-2026	2,000,000	2,019,183
U.S. International Development Finance Corp. Series 2	2.12	3-20-2024	2,856,667	2,840,233
U.S. International Development Finance Corp. Series 1	2.82	3-20-2024	2,535,000	2,530,089
Vendee Mortgage Trust Series 1995-1 Class 4±±	7.73	2-15-2025	17,398	17,526
Vendee Mortgage Trust Series 1995-2C Class 3A	8.79	6-15-2025	40,575	41,559
Total agency securities (Cost $406,122,399)				378,207,261
Asset-backed securities: 0.60%
FirstKey Homes Trust Series 2021-SFR1 Class A144A	1.54	8-17-2038	1,238,460	1,093,331
Navient Student Loan Trust Series 2018-3A Class A2 (1 Month LIBOR +0.42%)144A±	5.56	3-25-2067	65,820	65,785
Navient Student Loan Trust Series 2019-2A Class A2 (1 Month LIBOR +1.00%)144A±	6.14	2-27-2068	2,399,623	2,354,525
Total asset-backed securities (Cost $3,703,411)				3,513,641
Corporate bonds and notes: 2.99%
Consumer, non-cyclical: 0.44%
Commercial services: 0.44%
Rockefeller Foundation Series 2020	2.49	10-1-2050	4,000,000	2,591,168
Financial: 2.55%
Diversified financial services: 1.91%
GTP Acquisition Partners I LLC Series 2015-2 Class A144A	3.48	6-15-2050	2,000,000	1,913,151
Private Export Funding Corp.144A	0.55	7-30-2024	9,715,000	9,199,093
				11,112,244
REITS: 0.64%
American Tower Trust #1144A	3.65	3-15-2048	4,000,000	3,736,192
Total corporate bonds and notes (Cost $19,858,129)				17,439,604
Non-agency mortgage-backed securities: 5.06%
Angel Oak Mortgage Trust Series 2020-4 Class A1144A±±	1.47	6-25-2065	624,290	569,198
Arroyo Mortgage Trust Series 2019-1 Class A1144A±±	3.81	1-25-2049	1,108,073	1,043,631
Benchmark Mortgage Trust Series 2018-B1 Class A4	3.40	1-15-2051	246,357	231,933
BRAVO Residential Funding Trust Series 2020-RPL1 Class A1144A±±	2.50	5-26-2059	1,783,573	1,685,147
BX Trust Series 2019-OC11 Class A144A	3.20	12-9-2041	3,030,000	2,637,668
CD Mortgage Trust Series 2017-CD6 Class A5	3.46	11-13-2050	2,340,000	2,145,780
COMM Mortgage Trust Series 2014-CR16 Class A3	3.78	4-10-2047	2,540,783	2,487,725
GS Mortgage Securities Trust Series 2014-GC24 Class A4	3.67	9-10-2047	3,831,208	3,727,251
JPMBB Commercial Mortgage Securities Trust Series 2015-C28 Class A4	3.23	10-15-2048	5,000,000	4,731,250
Legacy Mortgage Asset Trust Series 2020-RPL1 Class A1144A±±	3.00	9-25-2059	2,325,789	2,162,254
New Residential Mortgage Loan Trust Series 2020-NQM2 Class A1144A±±	1.65	5-24-2060	391,823	363,148
Starwood Mortgage Residential Trust Series 2021-6 Class A1144A±±	1.92	11-25-2066	3,848,828	3,165,614
Towd Point Mortgage Trust Series 2015-2 Class 1M2144A±±	3.53	11-25-2060	1,823,447	1,782,817
See accompanying notes to portfolio of investments
Allspring Government Securities Fund | 7

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities (continued)
UBS Commercial Mortgage Trust Series 2017-C5 Class A5	3.47%	11-15-2050	$2,581,000	$2,381,559
Verus Securitization Trust Series 2021-R3 Class A1144A±±	1.02	4-25-2064	420,895	372,695
Total non-agency mortgage-backed securities (Cost $32,342,196)				29,487,670
U.S. Treasury securities: 22.06%
U.S. Treasury Bonds	2.00	11-15-2041	2,550,000	1,873,852
U.S. Treasury Bonds	2.25	2-15-2052	1,905,000	1,373,981
U.S. Treasury Bonds	2.88	5-15-2043	2,245,000	1,889,571
U.S. Treasury Bonds	3.00	8-15-2052	4,935,000	4,194,172
U.S. Treasury Bonds	3.13	5-15-2048	6,980,000	6,036,609
U.S. Treasury Bonds	3.63	2-15-2053	11,700,000	11,237,484
U.S. Treasury Bonds	3.63	5-15-2053	1,025,000	986,242
U.S. Treasury Notes	2.75	4-30-2027	15,895,000	15,223,809
U.S. Treasury Notes	2.75	7-31-2027	1,225,000	1,171,598
U.S. Treasury Notes	3.38	5-15-2033	14,880,000	14,561,475
U.S. Treasury Notes	3.50	4-30-2028	1,300,000	1,283,445
U.S. Treasury Notes	3.50	2-15-2033	11,738,000	11,598,611
U.S. Treasury Notes	3.75	5-31-2030	4,260,000	4,273,313
U.S. Treasury Notes##	3.88	1-15-2026	23,880,000	23,713,027
U.S. Treasury Notes	4.00	2-29-2028	14,285,000	14,410,552
U.S. Treasury STRIPS Coupon¤	0.00	5-15-2040	7,275,000	3,664,334
U.S. Treasury STRIPS Principal¤	0.00	5-15-2039	20,000,000	11,065,358
Total U.S. Treasury securities (Cost $136,792,271)				128,557,433
Yankee corporate bonds and notes: 0.44%
Government securities: 0.44%
Multi-national: 0.44%
Inter-American Development Bank	7.00	6-15-2025	2,000,000	2,088,781
International Bank for Reconstruction & Development Series C¤	0.00	3-11-2031	615,000	447,384
				2,536,165
Total yankee corporate bonds and notes (Cost $2,672,968)				2,536,165
Yankee government bonds: 2.71%
Israel	5.50	12-4-2023	15,790,000	15,798,498
Total yankee government bonds (Cost $16,204,388)				15,798,498

	Yield	Shares
Short-term investments: 9.35%
Investment companies: 6.38%
Allspring Government Money Market Fund Select Class♠∞##	5.01	37,148,998	37,148,998
See accompanying notes to portfolio of investments
8 | Allspring Government Securities Fund

Portfolio of investments—May 31, 2023 (unaudited)

		Yield	Maturity date	Principal	Value
U.S. Treasury securities: 2.97%
U.S. Treasury Bills☼		4.92%	7-25-2023	$8,745,000	$8,677,346
U.S. Treasury Bills☼		5.09	8-31-2023	8,745,000	8,628,869
					17,306,215
Total short-term investments (Cost $54,457,188)					54,455,213
Total investments in securities (Cost $672,152,950)	108.12%				629,995,485
Other assets and liabilities, net	(8.12)				(47,301,220)
Total net assets	100.00%				$582,694,265

¤	The security is issued in zero coupon form with no periodic interest payments.
±	Variable rate investment. The rate shown is the rate in effect at period end.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

%%	The security is purchased on a when-issued basis.
ƒ
Investment in an interest-only security that entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
##	All or a portion of this security is segregated for when-issued securities.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
☼	Zero coupon security. The rate represents the current yield to maturity.

Abbreviations:
COFI	Cost of Funds Index
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
STRIPS	Separate trading of registered interest and principal securities
TVA	Tennessee Valley Authority
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$43,810,728	$250,060,395	$(256,722,125)	$0	$0	$37,148,998	37,148,998	$475,445
See accompanying notes to portfolio of investments
Allspring Government Securities Fund | 9

Portfolio of investments—May 31, 2023 (unaudited)

Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
2-Year U.S. Treasury Notes	535	9-29-2023	$110,281,905	$110,118,047	$0	$(163,858)
5-Year U.S. Treasury Notes	612	9-29-2023	66,766,680	66,755,813	0	(10,867)
Short
10-Year U.S. Treasury Notes	(69)	9-20-2023	(7,881,516)	(7,898,344)	0	(16,828)
U.S. Long Bond	(67)	9-20-2023	(8,495,469)	(8,599,031)	0	(103,562)
Ultra 10-Year U.S. Treasury Notes	(13)	9-20-2023	(1,555,916)	(1,565,891)	0	(9,975)
Ultra Long Term U.S. Treasury Bond	(114)	9-20-2023	(15,336,832)	(15,603,750)	0	(266,918)
					$0	$(572,008)
See accompanying notes to portfolio of investments
10 | Allspring Government Securities Fund

Notes to portfolio of investments—May 31, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Government Securities Fund | 11

Notes to portfolio of investments—May 31, 2023 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$378,207,261	$0	$378,207,261
Asset-backed securities	0	3,513,641	0	3,513,641
Corporate bonds and notes	0	17,439,604	0	17,439,604
Non-agency mortgage-backed securities	0	29,487,670	0	29,487,670
U.S. Treasury securities	113,827,741	14,729,692	0	128,557,433
Yankee corporate bonds and notes	0	2,536,165	0	2,536,165
Yankee government bonds	0	15,798,498	0	15,798,498
Short-term investments
Investment companies	37,148,998	0	0	37,148,998
U.S. Treasury securities	17,306,215	0	0	17,306,215
Total assets	$168,282,954	$461,712,531	$0	$629,995,485

Liabilities
Futures contracts	$572,008	$0	$0	$572,008
Total liabilities	$572,008	$0	$0	$572,008
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of Investments.  All other assets and liabilities are reported at their market value at measurement date.
As of May 31, 2023, $2,666,000 was segregated as cash collateral for these open futures contracts.
For the nine months ended May 31, 2023, the Fund did not have any transfers into/out of Level 3.
12 | Allspring Government Securities Fund